Intangible Assets - Schedule of Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 153,325	$ 125,525
Less impairment on customer lists	48,249	0
Less accumulated amortization	(85,199)	17,434
Intangible assets, net	19,877	108,091
Debt issuance costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	27,800	0
Intangible assets, net	1,877
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	125,525	125,525
Less impairment on customer lists		0
Intangible assets, net	$ 18,000